LONG-TERM INVESTMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
LONG-TERM INVESTMENT
Accumulated impairment on equity investment	$ 56,083	$ 56,083
Investment In Maikailai Technologies Co. Ltd.
LONG-TERM INVESTMENT
Long-term investments	0	0
Equity Securities, FV-NI, Unrealized Gain (Loss)	0	849	$ 38,834
Equity Securities, FV-NI, Realized Gain (Loss)	0	56,083	$ 0
Equity Securities without Readily Determinable Fair Value, Downward Price Adjustment, Annual Amount	$ 2,950	$ 2,950
Maikailai
LONG-TERM INVESTMENT
Percentage of equity interest				10.53%
Total consideration				$ 2,950